Earnings per share (EPS) (Details) € / shares in Units, € in Millions		6 Months Ended
	Jun. 16, 2026 shares tranche	Jun. 30, 2026 EUR (€) € / shares shares
EPS - Basic
Net profit attributable to shareholders' equity, basic | €		€ 342
Average number of shares		612,000,000
EPS | € / shares		€ 0.56
EPS - Diluted
Net profit attributable to shareholders' equity, diluted | €		€ 342
Adjusted average number of shares		617,000,000
EPS - diluted | € / shares		€ 0.55
Foundation Plan for Growth
EPS - Diluted
Share options granted	10,952,635
Number of tranches | tranche	2
Tranche One | Foundation Plan for Growth
EPS - Diluted
Vesting period (in years)	3 years
Tranche Two | Foundation Plan for Growth
EPS - Diluted
Vesting period (in years)	4 years